Share capital - Fully diluted loss per share did not include effect would be anti dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	13,008,364	12,908,315	4,756,174
Warrants
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	15,070,883	20,603,396	22,369,718
DSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	44,623	0	0
RSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	507,829	0	0